SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Accounting Policies [Abstract]
SCHEDULE OF EXPECTED USEFUL LIVES OF PROPERTY, PLANT AND EQUIPMENT
Expected useful life
Plant and machinery	5-10 years
Office equipment	3 years
Computers	5 years
Motor vehicles	5 years
Furniture and fittings	5 years
Renovation	10 years

Expected useful life
Land and buildings	3-27.5 years
Plant and machinery	5-10 years
Office equipment	3 years
Computers	5 years
Motor vehicles	5 years
Furniture and fittings	5 years
Renovation	10 years

SCHEDULE OF FOREIGN CURRENCY TRANSLATION

Translation of MYR into U.S. dollars has been made at the following exchange rates for the following periods:-

	March 31, 2026	March 31, 2025
Period-end MYR:US$ exchange rate	0.24806	0.22551
Average period MYR:US$ exchange rate	0.24390	0.22696

Translation of MYR into U.S. dollars has been made at the following exchange rates for the following periods:-

	June 30, 2025	June 30, 2024
Year-end MYR:US$ exchange rate	0.23650	0.21199
Annualized average MYR:US$ exchange rate	0.22874	0.21316